Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share

I. Net Loss Per Share

Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the if-converted method when calculating diluted earnings per share in which it is assumed that the outstanding participating securities convert or reclassified into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two-class or if-converted) as its diluted net income per share during the period. Due to the existence of net losses for the nine month periods ended September 30, 2014 and 2015, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive:

	Nine Months Ended September 30,
	2014	2015
Redeemable convertible preferred stock:
Series A	1,293,895	–
Series B	829,333	–
Series C	2,474,322	–
Series D	967,390	–
Series D-1	–	–

Total redeemable convertible preferred stock	5,564,940	–
Warrants to purchase common stock	596,104	2,636,180
Deerfield warrant to purchase Series D Preferred Stock	1,923,077	–
Warrants to purchase Series D Preferred Stock	1,823,827	–
Awards under equity incentive plans	395,200	1,390,438
Deerfield Convertible Notes	1,764,518	1,943,458

Total	12,067,666	5,970,076

14. Net Loss Per Share

Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the if-converted method when calculating diluted earnings per share in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two-class or if-converted) as its diluted net income per share during the period. Due to the existence of net losses for the years ended December 31, 2013 and 2014, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

The following table summarizes the computation of basic and diluted net loss and net loss per share of the Company:

	Year Ended December 31,
	2013	2014
Net loss—basic and diluted	$(5,226,445)	$(24,454,761)

Weighted-average number of common shares—basic and diluted	2,381,041	2,381,041

Net loss per share—basic and diluted	$(2.20)	$(10.27)

Diluted net loss per share is the same as basic net loss per share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive:

	Year Ended December 31,
	2013	2014
Redeemable convertible preferred stock:
Series A	1,293,838	1,293,838
Series B	829,234	829,234
Series C	2,474,121	2,474,121
Series D	–	967,359
Warrants to purchase common stock	595,920	595,920
Warrants to purchase Series D Preferred	143,893	2,066,970
Awards under Incentive Stock Plan	296,255	395,185
2013 Convertible Notes	683,417	–
Deerfield Convertible Notes	–	1,808,353

Pro Forma Net Loss Per Share (unaudited)

The denominator used in computing pro forma net loss per share for the year ended December 31, 2014 has been adjusted to assume the conversion of the principal amount and accrued interest of the 2013 Convertible Notes at the beginning of the period or at the time the interest is accrued and the conversion of all outstanding shares of Preferred Stock into common stock as of the beginning of the year or at the time of issuance, if later. The calculation of pro forma net loss per share is as follows:

	December 31, 2014
Numerator:
Historical net loss	$(24,454,761)	(a)

Pro forma numerator for basic and diluted loss per share	$(24,454,761)

Denominator:
Historical denominator for basic and diluted net loss per share—weighted average shares	2,381,041(	b)
Plus: conversion of redeemable convertible preferred stock to common stock	5,162,081(	c)
Plus: conversion of 2013 Convertible Notes	280,230(	d)

Pro forma denominator for basic and diluted net loss per share	7,823,352

Pro forma basic and diluted loss per share	$(3.13)

(a)	Represents actual net loss.
(b)	Represents actual weighted average common shares outstanding—basic.
(c)	Represents the number of shares of common stock that would have been outstanding had all outstanding shares of the Preferred Stock converted into shares of common stock as of January 1, 2014 or the issuance dates of the Preferred Stock, if later, computed on a weighted average basis.
(d)	Represents the number of shares of common stock that would have been outstanding had the principal amount and accrued interest of the 2013 Convertible Notes converted into shares of common stock at the beginning of the period or at the time the interest is accrued, computed on a weighted average basis.